RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three months ended March 31, 2025 and 2024 included:

	For the three months ended March 31,
	2025	2024
Director fees	$132,651	$152,438
Salaries	217,510	142,068
Share-based payments	194,200	122,112
	$544,361	$416,618

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended March 31,
	2025	2024
Management fees paid to a company controlled by CEO and director	$104,226	$106,250
Management fees paid to a company that the CEO holds an economic interest in	93,283	60,000
Management fees paid to a company controlled by the former President and director	2,861	40,433
	$200,370	$206,683